Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Information Related to Right-of-Use Assets and Lease Liabilities
Information related to the Company’s
right-of-use
assets and lease liabilities consist of the following:

January 31,
2023
Right-of-use assets	$549,227

Lease liabilities, current	—
Lease liabilities, net of current portion	549,227

Total lease liabilities	$549,227

Weighted average remaining term (in years)	5.3
Weighted average discount rate	12%

Information related to the Company’s
right-of-use
assets and lease liabilities
co
nsi
st o
f the following:

	2022	2021
Right-of-use assets	$88,535	$194,660

Lease liabilities, current	90,968	107,632
Lease liabilities, net of current portion	—	90,967

Total lease liabilities	$90,968	$198,599

Weighted average remaining term (in years)	0.8	1.8
Weighted average discount rate	12%	12%

Schedule of Future Maturities of Lease Liabilities
As of January 31, 2023, future maturities of lease liabilities due under lease agreements for the fiscal year ended are as follows:

April 30, 2024	$98,053
April 30, 2025	161,164
April 30, 2026	165,190
April 30, 2027	169,307
Thereafter	188,052
Less imputed interest	(232,539)

Total operating lease liabilities	$549,227

As of April 30, 2022, future maturities of lease liabilities due under lease agreements was as follows:

2023	95,576
Less imputed interest	(4,608)

Total operating lease liabilities	$90,968

As of April 30, 2021, future maturities of lease liabilities due under lease agreement was as follows:

2022	125,697
2023	95,576

Total lease payments	221,273
Less imputed interest	(22,674)

Total operating lease liabilities	$198,599